Unaudited interim condensed consolidated statement of cash flows (Parenthetical) € in Millions	6 Months Ended
Jun. 30, 2025 EUR (€) shares
Variation of prepaid expenses | €	€ (0.5)
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Number of warrants issued	43,437,036
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Number of shares issued during the period	42,488,883